Warrants (Tables)	9 Months Ended
Sep. 30, 2023
Warrants
Summary of company's outstanding or issuable warrant

The following table summarizes the Company’s outstanding or issuable warrants at September 30, 2023:

	Number	Exercise Price
Description	of Shares	Per Share
IPO Underwriter Warrants	15,625	$100.00
February Placement Agent Warrants	9,962	13.18
Consultant Warrants	6,250	10.00
Series A-1 warrants	2,000,000	3.25
Series A-2 warrants	2,000,000	3.25
June Placement Agent Warrants	140,000	4.38
Unexercised pre-funded warrants from September Offering	9,075,950	0.01
September Underwriter Warrants	843,150	0.6375